Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nushares ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG LARGE‑CAP GROWTH ETF
NUVEEN ESG LARGE‑CAP VALUE ETF
NUVEEN ESG MID‑CAP GROWTH ETF
NUVEEN ESG MID‑CAP VALUE ETF
NUVEEN ESG SMALL‑CAP ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
1.
In the “Fund Summaries” section for each of Nuveen ESG Large‑Cap Growth ETF and Nuveen ESG Large‑Cap Value ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318
2.
In the “Fund Summaries” section for each of Nuveen ESG Mid‑Cap Growth ETF, Nuveen ESG Mid‑Cap Value ETF and Nuveen ESG Small‑Cap ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF
NUVEEN ESG EMERGING MARKETS EQUITY ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
1.
In the “Fund Summaries” section for the Nuveen ESG International Developed Markets Equity ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
2.
In the “Fund Summaries” section for the Nuveen ESG Emerging Markets Equity ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443
NUVEEN ESG U.S. AGGREGATE BOND ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED NOVEMBER 30, 2020
1.
In the Fund Summary section, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192
NUVEEN ESG HIGH YIELD CORPORATE BOND ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED NOVEMBER 30, 2020
1.
In the Fund Summary section, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Nuveen ESG Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG LARGE‑CAP GROWTH ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
1.
In the “Fund Summaries” section for each of Nuveen ESG Large‑Cap Growth ETF and Nuveen ESG Large‑Cap Value ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG Large-Cap Growth ETF | Nuveen ESG Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	$ 318
Nuveen ESG Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG LARGE‑CAP VALUE ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
1.
In the “Fund Summaries” section for each of Nuveen ESG Large‑Cap Growth ETF and Nuveen ESG Large‑Cap Value ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG Large-Cap Value ETF | Nuveen ESG Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	$ 318
Nuveen ESG Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG MID‑CAP GROWTH ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
2.
In the “Fund Summaries” section for each of Nuveen ESG Mid‑Cap Growth ETF, Nuveen ESG Mid‑Cap Value ETF and Nuveen ESG Small‑Cap ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG Mid-Cap Growth ETF | Nuveen ESG Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	$ 381
Nuveen ESG Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG MID‑CAP VALUE ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
2.
In the “Fund Summaries” section for each of Nuveen ESG Mid‑Cap Growth ETF, Nuveen ESG Mid‑Cap Value ETF and Nuveen ESG Small‑Cap ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG Mid-Cap Value ETF | Nuveen ESG Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	$ 381
Nuveen ESG Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG SMALL‑CAP ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
2.
In the “Fund Summaries” section for each of Nuveen ESG Mid‑Cap Growth ETF, Nuveen ESG Mid‑Cap Value ETF and Nuveen ESG Small‑Cap ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG Small-Cap ETF | Nuveen ESG Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	$ 381
Nuveen ESG International Developed Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
1.
In the “Fund Summaries” section for the Nuveen ESG International Developed Markets Equity ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG International Developed Markets Equity ETF | Nuveen ESG International Developed Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	$ 381
Nuveen ESG Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG EMERGING MARKETS EQUITY ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021
2.
In the “Fund Summaries” section for the Nuveen ESG Emerging Markets Equity ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG Emerging Markets Equity ETF | Nuveen ESG Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[1]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
Nuveen ESG U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG U.S. AGGREGATE BOND ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED NOVEMBER 30, 2020
1.
In the Fund Summary section, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG U.S. Aggregate Bond ETF | Nuveen ESG U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%	[1]
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192
Nuveen ESG High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN ESG HIGH YIELD CORPORATE BOND ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED NOVEMBER 30, 2020
1.
In the Fund Summary section, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
[1]        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen ESG High Yield Corporate Bond ETF | Nuveen ESG High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	$ 381

[1]	Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.